INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 642	$ 1,915
Work in progress	695	457
Finished products	3,620	4,806
Total inventory	$ 4,957	$ 7,178